CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($)	Series A-1 convertible preferred stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance unadjusted	$ 0	$ 100,612	$ 20,115,711	$ (13,949,896)	$ 6,266,427
Balance unadjusted, shares	0	10,061,185
Beginning balance, value at Sep. 30, 2022	$ 0	$ 11,011	20,205,312	(13,949,896)	6,266,427
Beginning balance, shares at Sep. 30, 2022	0	1,101,069
Adjustment for reverse stock split 1-for-10, effective June 18, 2024, shares		(8,960,116)
Share-based compensation			86,491		86,491
Net loss				(3,736,657)	(3,736,657)
Ending balance, value at Sep. 30, 2023	$ 0	$ 11,011	20,291,803	(17,686,553)	2,616,261
Ending balance, shares at Sep. 30, 2023	0	1,101,069
Share-based compensation			50,811		50,811
Net loss				(354,220)	(354,220)
Ending balance, value at Dec. 31, 2023	$ 0	$ 11,011	20,342,614	(18,040,773)	2,312,852
Ending balance, shares at Dec. 31, 2023	0	1,101,069
Balance unadjusted	$ 0	$ 100,612	20,202,202	(17,686,553)	2,616,261
Balance unadjusted, shares	0	10,061,185
Beginning balance, value at Sep. 30, 2023	$ 0	$ 11,011	20,291,803	(17,686,553)	2,616,261
Beginning balance, shares at Sep. 30, 2023	0	1,101,069
Adjustment for reverse stock split 1-for-10, effective June 18, 2024		$ (89,601)	89,601
Preferred Stock issued in connection with conversion of accounts payable to Forward China, shares	2,200
Adjustment for reverse stock split 1-for-10, effective June 18, 2024, shares		(8,960,116)
Share-based compensation			101,360		101,360
Net loss				(1,950,587)	(1,950,587)
Preferred Stock issued in connection with conversion of accounts payable to Forward China	2,200,000				2,200,000
Ending balance, value at Sep. 30, 2024	$ 2,200,000	$ 11,011	20,393,163	(19,637,140)	2,967,034
Ending balance, shares at Sep. 30, 2024	2,200	1,101,069
Share-based compensation			20,328		20,328
Net loss				(708,065)	(708,065)
Ending balance, value at Dec. 31, 2024	$ 2,200,000	$ 11,011	$ 20,413,491	$ (20,345,205)	$ 2,279,297
Ending balance, shares at Dec. 31, 2024	2,200	1,101,069